UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.7%

New York — 1.7%
Consumer Finance — 0.4%
American Express Co., 3.40%, 02/27/23	$2,455	$2,446,717
Capital One Financial Corp., 3.80%, 01/31/28	1,690	1,636,945

		4,083,662
Education — 0.7%
American Museum of Natural History, 4.37%, 07/15/45	1,000	1,015,437
The Metropolitan Museum of Art, Series 2015, 3.40%, 07/01/45	5,000	4,739,169
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 07/01/45	1,000	1,032,192

		6,786,798
Health Care Providers & Services — 0.4%
New York & Presbyterian Hospital, 4.06%, 08/01/56	2,000	1,983,255
Northwell Healthcare, Inc., 3.98%, 11/01/46	2,000	1,911,430

		3,894,685
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 4.45%, 03/01/47	413	425,684

Pharmaceuticals — 0.1%
CVS Health Corp., 5.05%, 03/25/48	904	950,815

Total Corporate Bonds — 1.7% (Cost — $16,210,010)		16,141,644

Municipal Bonds — 86.8%

New York — 86.1%
Corporate — 2.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	280	300,670
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	500	549,385
5.00%, 07/01/28	1,520	1,630,823
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	350	357,462

Security	Par (000)	Value
Corporate (continued)
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	$750	$885,412
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	1,000,381
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,740	10,845,816
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	2,870	3,048,514
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	2,150	2,151,290
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,761,794

		22,531,547
County/City/Special District/School District — 14.6%
City of New York, GO:
Series E-1, 5.00%, 03/01/41	2,695	3,121,511
Series B-1, 5.25%, 10/01/30	5,000	6,042,900
City of New York New York, GO, Refunding:
Series A, 5.00%, 08/01/30	2,250	2,590,267
Series B, 5.00%, 08/01/31	1,250	1,436,350
Series C, 5.00%, 08/01/34	500	566,585
City of New York New York, GO:
Series A-1, 5.00%, 08/01/35	400	434,800
Series B-1, 5.00%, 10/01/39	5,000	5,767,300
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	775,160
Sub-Series I-1, 5.38%, 04/01/19(b)	705	730,655
Sub-Series I-1, 5.38%, 04/01/36	100	103,548
City of New York New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/33	1,200	1,368,432
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	5,000	1,062,500
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	3,500	3,963,190
5.00%, 11/15/40	7,555	8,489,251
5.00%, 11/15/45	8,490	9,497,169

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	$5,000	$1,907,950
0.00%, 03/01/45(c)	1,500	496,620
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,455	1,502,957
6.50%, 01/01/46	700	724,038
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/39	1,850	1,854,273
5.00%, 01/01/46	790	791,564
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	250	250,348
5.00%, 03/01/46	1,000	1,005,130
City of Poughkeepsie, GO, Refunding BAN, Series A, 4.00%, 05/04/18	1,200	1,200,468
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	527,725
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	445	522,675
5.00%, 09/01/36	400	468,740
5.00%, 09/01/37	445	520,276
5.00%, 09/01/38	685	799,648
5.00%, 09/01/39	555	646,897
County of Monroe Industrial Development Agency, Refunding RB, Rochester Schools Modernization Project:
5.00%, 05/01/31	1,840	2,164,079
5.00%, 05/01/32	1,690	1,981,745
5.00%, 05/01/33	1,750	2,042,950
County of Nassau New York, GO:
Series A, 5.00%, 01/15/30	2,205	2,554,272

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Nassau New York, GO (continued):
Refunding Series A, 5.00%, 01/01/38	$1,500	$1,682,745
Refunding Series C, 5.00%, 10/01/31	3,600	4,178,124
Erie County Industrial Development Agency, Refunding RB, City School District of the City of Buffalo Project, Series A, 5.00%, 05/01/30	5,000	5,891,950
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	140	156,218
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	60	66,467
5.75%, 02/15/47	40	43,573
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	22,365	25,450,475
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	9,305	9,919,781
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,200	1,276,656
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	5,000	5,299,850
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	400	438,496
4 World Trade Center Project, 5.00%, 11/15/31	860	942,001
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,626,165
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	425	446,050
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,085	3,341,888
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	1,720	1,845,216

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
World Trade Center Project, 5.75%, 11/15/51	$1,250	$1,397,875
Town of Oyster Bay New York, GO, BAN, Series A, 3.50%, 06/01/18	3,840	3,848,832
Town of Oyster Bay New York, GO, Refunding, BAN, Series C:
2.50%, 06/01/18	385	385,258
4.00%, 06/01/18	615	616,913

		136,766,506
Education — 9.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	305	326,310
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	325	361,303
Manhattan College Project, 5.00%, 08/01/47	1,860	2,081,879
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	500	511,090
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	885	995,793
Carnegie Hall, 4.75%, 12/01/39	1,550	1,615,379
Carnegie Hall, 5.00%, 12/01/39	1,325	1,391,594
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 08/01/28	2,690	3,068,806
Series A, 5.13%, 09/01/40	9,280	9,748,362
Series B, 4.00%, 08/01/35	1,000	1,031,860
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	1,000	1,048,610

Security	Par (000)	Value
Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	$620	$676,178
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	600	636,624
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 05/01/34	130	141,874
5.00%, 05/01/39	165	179,500
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	2,475	2,130,604
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project, 5.00%, 07/01/42	1,980	2,271,713
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	345	339,590
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	240	274,898
University of Rochester Project, Series A, 5.00%, 07/01/32	300	351,549
University of Rochester Project, Series A, 5.00%, 07/01/33	350	408,286
University of Rochester Project, Series A, 5.00%, 07/01/34	350	407,054
University of Rochester Project, Series A, 5.00%, 07/01/35	800	927,600
University of Rochester Project, Series A, 5.00%, 07/01/36	1,000	1,156,880
University of Rochester Project, Series A, 5.00%, 07/01/37	500	578,005
University of Rochester Project, Series C, 5.05%, 07/01/28	1,000	1,103,310
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	1,000	1,055,740
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	387,288
5.00%, 07/01/42	220	235,048
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	547,055

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project, Series B, 4.43%, 07/01/56	$1,500	$1,490,175
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	450	495,013
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,128,250
5.00%, 07/01/44	2,000	2,250,380
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 07/01/30	200	226,052
5.00%, 07/01/31	200	225,126
5.00%, 07/01/32	440	493,583
5.00%, 07/01/35	155	172,456
5.00%, 07/01/36	100	111,111
5.00%, 07/01/41	215	237,749
5.00%, 07/01/46	300	330,615
Horace Mann School, Series 2017, 3.27%, 07/01/27	2,000	1,947,768
State of New York Dormitory Authority, RB:
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/40	2,500	2,738,000
New School (AGM), 5.50%, 07/01/20(b)	1,000	1,081,460
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	500	652,800
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	230	283,128
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	750	780,705
State University Dormitory Facilities, Series A, 5.25%, 07/01/19(b)	5	5,223
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	600	612,732
Touro College & University System, Series A, 5.50%, 01/01/44	2,000	2,217,780
Touro College and University System, 5.00%, 01/01/42	5,000	5,459,000
University of Rochester, Series A, 5.75%, 07/01/19(b)	865	907,273
University of Rochester, Series A, 5.75%, 07/01/39	135	141,683

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/33	$470	$535,701
Barnard College, Series A, 5.00%, 07/01/43	1,000	1,114,840
Brooklyn Law School, 5.75%, 07/01/33	475	493,364
Culinary Institute of America, 5.00%, 07/01/42	300	322,617
Fordham University, 5.00%, 07/01/32	250	287,265
Fordham University, 4.00%, 07/01/35	1,060	1,110,043
Fordham University, 5.00%, 07/01/44	850	942,539
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	800	885,328
New York University, Series A, 5.00%, 07/01/42	1,000	1,104,290
Pratt Institute, Series A, 5.00%, 07/01/44	1,000	1,092,810
Rochester Institute of Technology, 5.00%, 07/01/34	750	821,550
Rochester Institute of Technology, 5.00%, 07/01/42	1,460	1,590,086
Skidmore College, Series A, 5.25%, 07/01/29	135	148,354
St. John’s University, Series A, 5.00%, 07/01/37	350	391,153
State University Dormitory Facilities, Series A:
5.25%, 07/01/30	2,095	2,389,725
5.25%, 07/01/32	2,095	2,386,394
5.00%, 07/01/42	895	974,744
5.00%, 07/01/46	1,875	2,133,506
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/35	1,320	1,523,623
Teachers College, 5.50%, 03/01/19(b)	850	879,775
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	465	519,219
Adelphi University Project, 5.00%, 10/01/35	265	297,561

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB (continued):
Hofstra University Project, 5.00%, 07/01/47	$2,065	$2,326,863

		84,249,194
Health — 5.6%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	600	665,682
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,000	1,050,720
City of New York New York Industrial Development Agency, Refunding RB, Special Needs FAS Pool, Series A-1, 4.38%, 07/01/20	405	402,201
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	556,215
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 07/01/34	750	831,653
Series B, 4.00%, 07/01/41	6,965	7,146,926
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	326,358
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 6.00%, 02/01/28	185	185,477
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	430	430,267
5.00%, 12/01/32	580	580,203
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/46	4,800	5,281,008
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,050	1,150,327
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 07/01/21	270	269,260

Security	Par (000)	Value
Health (continued)
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 07/01/21	$715	$712,826
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	305	334,930
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 07/01/21	285	284,134
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 07/01/44	1,595	1,604,522
5.00%, 07/01/44	1,250	1,339,800
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,898,145
Series B, 6.00%, 11/01/20(b)	325	358,706
Series B, 6.00%, 11/01/30	50	54,329
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 01/01/28	930	1,012,500
Kendal On Hudson Project, 5.00%, 01/01/34	875	942,183
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,712,138
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 03/15/19(b)	250	258,078
Healthcare, Bid Group 4, Series A, 5.00%, 03/15/45	3,615	4,195,786
Mental Health Services (AGM), 5.00%, 08/15/18(b)	5	5,062
Mental Health Services (AGM), 5.00%, 02/15/22	80	81,024
Mental Health Services, 2nd Series (AGM), 5.00%, 08/15/18(b)	5	5,062
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19(b)	700	736,799
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	1,055	1,146,722
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,675	1,741,933

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 05/01/19(b)	$1,725	$1,798,519
Orange Regional Medical Center, 5.00%, 12/01/40(a)	1,300	1,392,729
Orange Regional Medical Center, 5.00%, 12/01/45(a)	1,700	1,815,770
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	825	944,410
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	299,469
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,635	1,743,940
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,500	2,736,075
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,570	1,739,293
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	1,000	1,035,270

		52,806,451
Housing — 2.8%
City of New York New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	2,020	2,222,465
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	400	433,684
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series H-1 (Federally Taxable), 3.89%, 11/01/29	3,525	3,546,538
M/F Housing, Sustainable Neighborhood, Series G, 2.00%, 11/01/57(d)	8,000	7,979,840
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,863,484
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	770	798,521

Security	Par (000)	Value
Housing (continued)
City of Yonkers New York Industrial Development Agency, RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 04/01/37	$585	$586,381
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,427
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 02/01/31	1,000	1,000,850
County Westchester Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 06/01/30(a)	965	972,440
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 02/15/38	875	875,796
Highland Avenue Senior Apartments (SONYMA), 5.00%, 02/15/39	1,950	1,956,415
Kensico Terrace Apartments (SONYMA), 4.90%, 02/15/38	645	645,490
Watergate II, 4.75%, 02/15/34	580	580,412

		26,104,743
State — 14.2%
City of New York New York Transitional Finance Authority, BARB, Series S-1, Sub-Series E-1, Fiscal 2014, Fiscal 2015, Fiscal 2018, Sub-Series F-1:
Fiscal 2009, 5.63%, 07/15/38	200	202,324
Fiscal 2011, Sub-Series S-1B, Build America Bonds, 6.83%, 07/15/40	1,500	2,018,730
Fiscal 2015, 5.00%, 07/15/40	1,015	1,134,090
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 07/15/36	2,080	2,495,459
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	10,000	10,273,200
City of New York New York Transitional Finance Authority, Refunding RB:
Series S-1, 5.00%, 07/15/35	3,275	3,793,531
Series S-2, 5.00%, 07/15/35	1,250	1,447,913
City of New York New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2017, Series A, Sub-Series E-1, 5.00%, 02/01/36	3,500	4,033,365

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, 5.00%, 02/01/42	$650	$703,996
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	5,000	5,669,600
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,122,190
Sub-Series B-1, 5.00%, 11/01/36	680	766,707
Sub-Series B-1, 5.00%, 08/01/42	2,800	3,132,444
Sub-Series E-1, 5.00%, 02/01/39	5,000	5,666,750
Sub-Series E-1, 5.00%, 02/01/41	3,000	3,352,110
Sub-Series F-1, 5.00%, 05/01/38	3,450	3,973,951
Sub-Series F-1, 5.00%, 05/01/39	615	707,348
New York State Dormitory Authority, RB:
Income Tax, Series A, 5.00%, 02/15/36	9,000	10,322,820
Sales Tax Group B, Series A, 5.00%, 03/15/39	9,390	10,830,426
Series A, 3.74%, 12/01/23	4,000	4,129,320
Series A, 5.00%, 02/15/38	5,000	5,715,000
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	1,625	1,861,080
State of New York, GO, Series A, 5.00%, 02/15/39	750	770,138
State of New York Dormitory Authority, RB:
Personal Income Tax, Series G, 5.00%, 08/15/32	1,975	2,161,519
Series A, 5.00%, 03/15/36	8,335	9,624,841
Series A, 5.00%, 02/15/42	4,390	4,996,917
Series B, 5.00%, 03/15/37	1,500	1,708,590
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	1,917,181
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/19(b)	1,000	1,033,210
State of New York Urban Development Corp., RB, State Personal Income Tax:
General Purpose, Series A, 5.00%, 03/15/38	5,000	5,737,450
Series C, 5.00%, 03/15/31	5,000	5,576,050
Series C, 5.00%, 03/15/32	4,000	4,454,960

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 01/01/20	$730	$764,091
Series A, 5.00%, 03/15/34	1,000	1,157,650
Series B, 5.25%, 01/01/25	9,700	9,787,397
University Facilities Grants, 5.50%, 01/01/19	945	970,288

		134,012,636
Tobacco — 3.5%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	3,600	3,737,880
5.00%, 06/01/42	3,775	3,666,507
5.00%, 06/01/45	895	858,994
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	3,655	3,431,314
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,615	3,772,252
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	750	757,133
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 06/01/46	555	542,041
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,750	1,894,200
5.25%, 05/15/40	1,080	1,158,008
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,595	4,448,787
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	6,110	5,970,753
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,175	2,233,247

		32,471,116
Transportation — 23.4%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System:
5.00%, 01/01/42	955	1,079,723

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System(continued):
5.00%, 01/01/47	$320	$360,496
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/31	1,535	1,795,858
Metropolitan Transportation Authority, RB:
Build America Bonds, 6.67%, 11/15/39	1,400	1,895,922
Green Bonds, Series A, 5.00%, 11/15/35	3,040	3,524,363
Green Bonds, Series A, 5.00%, 11/15/42	5,000	5,736,450
Series A, 5.63%, 11/15/18(b)	90	92,263
Series A-1, 4.00%, 08/15/19	2,500	2,578,500
Series A-1, 5.25%, 11/15/23(b)	540	629,975
Series B, 5.25%, 11/15/39	5,795	6,598,361
Series B, 5.25%, 11/15/44	2,125	2,410,621
Series C, 6.50%, 11/15/28	335	345,194
Series E, 5.00%, 11/15/38	2,350	2,619,498
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Sub-Series B-1, 5.00%, 11/15/34	1,060	1,225,985
Green Bond, Sub-Series B-1, 5.00%, 11/15/35	3,100	3,577,772
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	13,500	15,536,340
Green Bonds, CAB, Series C-2, 0.00%, 11/15/39(c)	3,880	1,690,710
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,776,200
Green Bonds, Series A-1, 5.25%, 11/15/57	5,410	6,225,341
Series B, 5.00%, 11/15/34	1,750	1,992,585
Series B, 5.00%, 11/15/37	2,240	2,532,454
Series F, 5.00%, 11/15/30	1,000	1,109,260
Series F, 5.00%, 11/15/35	1,500	1,697,415
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations Refunding RB, Series A,
5.00%, 11/15/46	10,000	10,403,100
5.00%, 11/15/56	9,985	10,864,479
New York State Thruway Authority, Refunding RB, Series L:
5.00%, 01/01/33	590	688,495
5.00%, 01/01/34	910	1,058,576
5.00%, 01/01/35	1,050	1,217,591
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project:
Series A, AMT, 4.00%, 07/01/31	4,850	5,045,552
Series A, AMT, 5.00%, 07/01/34	250	274,238
Series A, AMT, 5.00%, 07/01/46	7,805	8,451,644
Series A, AMT, 5.25%, 01/01/50	9,975	10,916,740

Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project (continued):
Series B, 3.02%, 07/01/24	$4,150	$3,992,134
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	6,130	6,459,549
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	2,000	2,355,620
Consolidated, 160th Series, 5.65%, 11/01/40	1,800	2,288,574
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,198,040
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/43	285	313,218
186th Series, 5.00%, 10/15/44	6,000	6,602,400
195th Series, 5.00%, 04/01/36	4,430	4,994,426
202th Series, 5.00%, 04/15/37	5,000	5,646,750
206th Series, 5.00%, 11/15/37	1,525	1,725,004
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,076,310
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,109,980
Consolidated, 197th Series, 5.00%, 11/15/36	3,000	3,386,880
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	7,440	8,308,546
5.25%, 01/01/56	3,675	4,158,336
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/42	280	303,402
Series J, 5.00%, 01/01/41	5,750	6,295,215
Series K, 5.00%, 01/01/29	5,000	5,737,750
Series K, 5.00%, 01/01/31	2,500	2,842,375
Series K, 5.00%, 01/01/32	3,500	3,972,395
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,290	1,471,064
5.00%, 11/15/45	2,000	2,270,500
Triborough Bridge & Tunnel Authority, Refunding RB, General:
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	8,345	9,662,008
Series A, 5.00%, 11/15/41	3,750	4,269,262
Series A, 5.00%, 11/15/50	1,000	1,109,020

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General (continued):
Series B, 5.00%, 11/15/37	$5,000	$5,788,000
Series B, 5.00%, 11/15/38	4,500	5,201,415

		219,489,874
Utilities — 10.4%
City of New York New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series BB, 5.00%, 06/15/47	2,000	2,205,400
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,858,749
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,131,370
Fiscal 2017, Series EE, 5.00%, 06/15/37	2,735	3,167,048
Fiscal 2017, Series EE, 5.25%, 06/15/37	1,075	1,271,951
Series EE, 5.38%, 06/15/43	900	977,445
City of New York New York Water & Sewer System, RB, Fiscal 2009, Series A(e):
5.75%, 06/15/18(b)	2,725	2,748,162
5.75%, 06/15/40	3,275	3,301,102
City of New York New York Water & Sewer System, Refunding RB, Series AA, 5.00%, 06/15/34	5,000	5,425,300
City of New York New York Water & Sewer System, Refunding RB, Series FF-2, 5.50%, 06/15/40	5,800	6,040,758
Long Island Power Authority, RB, General:
5.00%, 09/01/37	1,000	1,141,760
Electric Systems, 5.00%, 09/01/36	2,000	2,288,740
Electric Systems, 5.00%, 09/01/42	1,365	1,549,016
Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	547,215
Electric Systems, Series C (CIFG), 5.25%, 09/01/29	3,000	3,615,030
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	875	908,355
Series A, 5.75%, 04/01/19(b)	300	312,174
Series A, 6.00%, 05/01/19(b)	2,450	2,563,606
Series A, 5.00%, 09/01/34	4,280	4,757,306
Series B, 5.00%, 09/01/41	1,500	1,691,790

Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB, Electric System (continued):
Series B, 5.00%, 09/01/46	$2,000	$2,247,880
Onondaga County Resource Recovery Agency, Refunding RB, AMT, Series A (AGM), 5.00%, 05/01/26	1,595	1,771,247
State of New York Environmental Facilities Corp., RB:
Green Bond, Series C, 5.00%, 08/15/37	1,250	1,462,800
Green Bond, Series C, 5.00%, 08/15/41	1,135	1,321,140
Green Bond, Series C, 5.00%, 08/15/42	2,200	2,558,842
Green Bonds, Series B, 5.00%, 03/15/45	2,535	2,872,992
New York City Municipal Water Finance Authority Projects,
Series A, 5.00%, 06/15/34	10,000	10,357,300
Series D, 3.26%, 01/15/30	1,500	1,475,205
Series E, 5.00%, 06/15/38	2,500	2,914,575
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	1,000	1,090,890
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
5.00%, 04/01/28	100	116,517
5.00%, 04/01/29	375	434,891
4.00%, 04/01/32	100	106,621
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/38	8,460	9,905,560
Restructuring, Series E, 5.00%, 12/15/41	9,225	10,343,808

		97,482,545

Puerto Rico — 0.7%

State — 0.2%
Commonwealth of Puerto Rico, GO, Refunding, Series A(f)(g):
Public Improvement, 5.50%, 07/01/39	800	346,000
8.00%, 07/01/35	2,030	862,750
Commonwealth of Puerto Rico, GO, , 6.00%, 07/01/38(f)(g)	885	396,037

		1,604,787

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco — 0.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	$1,215	$1,165,149
5.63%, 05/15/43	2,065	1,965,013

		3,130,162
Utilities — 0.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	1,440	1,164,600
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	930	752,137

		1,916,737

Total Municipal Bonds in Puerto Rico		6,651,686

Total Municipal Bonds — 86.8% (Cost — $798,896,284)		812,566,298

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 13.2%
County/City/Special District/School District — 2.8%
City of New York New York, GO, Refunding, Series E, 5.00%, 08/01/29	10,000	11,721,000
City of New York New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	750	825,757
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,681,770
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,000	2,285,130
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	2,250	2,472,001

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$6,495	$7,135,420

		26,121,078
Education — 0.2%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.25%, 07/01/29	1,350	1,409,670

State — 5.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,100	2,156,159
City of New York New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	1,650	1,798,583
Sub-Series E-1, 5.00%, 02/01/30	8,000	9,284,040
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,565,820
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/41	1,000	1,080,430
Series A, 5.00%, 03/15/44	3,299	3,682,475
State Personal Income Tax, Series A, 5.00%, 02/15/34	10,000	11,525,760
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 03/15/37	8,740	9,083,963
5.00%, 03/15/45	6,003	6,786,900

		46,964,130
Transportation — 3.5%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,260	4,738,015

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	$10,000	$11,298,313
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,950	2,199,509
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,632,390
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,707,447
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/41	10,000	11,384,650

		32,960,324
Utilities — 1.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,790	3,030,331
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,751	4,092,276

Security	Par (000)	Value
Utilities (continued)
New York State Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, 4.00%, 06/15/46	$1,503	$1,576,462
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/34	5,000	5,811,325
Series B, 4.00%, 12/15/35	1,300	1,389,277

		15,899,671

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.2% (Cost — $123,413,738)		123,354,873

Total Long-Term Investments — 101.7% (Cost — $938,520,032)		952,062,815

	Shares
Short-Term Securities — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class,
1.28%(j)(k)	37,540,393	37,540,393

Total Short-Term Securities — 4.0% (Cost — $37,540,393)		37,540,393

Total Investments — 105.7% (Cost — $976,060,425)		989,603,208
Other Assets Less Liabilities — 1.1%		10,637,558
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.8)%		(63,794,969)

Net Assets — 100.0%		$936,445,797

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $1,191,479.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund

Affiliate	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	27,004,384	10,536,009	37,540,393	$37,540,393	$241,543	$(3,025)	$(3,107)

(a)	Includes net capital gain distributions, if applicable.

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	1,480	06/20/18	$179,288	$(1,307,683)
Long U.S. Treasury Bond	1,359	06/20/18	199,263	(4,376,945)
5-Year U.S. Treasury Note	242	06/29/18	27,700	(101,590)

				$(5,786,218)

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

As of March 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$952,062,815	$—	$952,062,815
Short-Term Securities	37,540,393	—	—	37,540,393

	$37,540,393	$952,062,815	$—	$989,603,208

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(5,786,218)	$—	$—	$(5,786,218)

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $63,625,300 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

14

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 21, 2018